Equity and Other Equity Items	12 Months Ended
Mar. 31, 2023
Equity [abstract]
Equity and Other Equity Items	Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2022	2023
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,576,388	1,582,253
Exercise of stock options	10	44
Issuance of shares	5,855	—
As of the end of the year	1,582,253	1,582,296
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The number of treasury shares included in the above shares issued was 13,030 thousand shares, 31,892 thousand shares, and 27,767 thousand shares as of April 1, 2021, March 31, 2022, and 2023, respectively. The number of treasury shares as of April 1, 2021, March 31, 2022 and 2023 includes 12,772 thousand shares, 9,161 thousand shares and 6,215 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. During the year ended March 31, 2022, the ESOP and BIP Trust acquired 1,185 thousand shares and sold 4,796 thousand shares. During the year ended March 31, 2023, the ESOP and BIP Trust acquired 554 thousand shares and sold 3,500 thousand shares.
During the year ended March 31, 2022, the Company issued 3,874 thousand shares of common stock under the Long Term Incentive Plan (“LTIP”) for the Company Group employees overseas. The issuance of these shares resulted in an increase in share capital of 7,138 million JPY and share premium of 7,138 million JPY. During the year ended March 31, 2023, the Company conducted the disposal of 8,091 thousand treasury shares under LTIP for the Company Group employees overseas. The disposal of treasury shares resulted in a decrease in treasury shares of 27,599 million JPY. The shares of the Company’s common stock were converted into the Company’s American Depositary Shares (“ADSs”) and settled with employees.
During the year ended March 31, 2022, Takeda acquired 22,469 thousand shares of its common stock for 74,973 million JPY in accordance with the resolution on the acquisition of its own shares at the Board of Directors Meeting held on October 28, 2021. During the year ended March 31, 2023, Takeda acquired 6,908 thousand shares of its common stock for 24,993 million JPY, and the acquisition in accordance with the resolution was completed.

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2020, to March 31, 2021
Q1 2020	¥141,858	¥90.00	March 31, 2020	June 25, 2020
Q3 2020	141,860	90.00	September 30, 2020	December 1, 2020
April 1, 2021, to March 31, 2022
Q1 2021	141,859	90.00	March 31, 2021	June 30, 2021
Q3 2021	142,387	90.00	September 30, 2021	December 1, 2021
April 1, 2022, to March 31, 2023
Q1 2022	140,365	90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2023, to March 31, 2024
Q1 2023	140,475	¥90.00	March 31, 2023	June 29, 2023